Schedule of non-current financial assets at fair value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current financial assets	$ 1,789,804	$ 1,791,262
Unrealized (losses) or gains from financial assets measured at fair value through other comprehensive income	(1,458)	833,587
Dongguan YMA [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	985,259	983,121
Dongguan Forwell [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	804,545	808,141
Cycles Services Loire [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets